UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Origin Asset Management LLP
Address: One Carey Lane
         London EC2V 8AE
         United Kingdom

13 File Number: 028-13785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lindsay James Johnston
Title:  Partner and Chief Compliance Officer
Phone:   020 7812 8505
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
Signature, Place and Date of Signing     /s/ L. J. Johnston        London, United Kingdom        November 14, 2012
                                         -----------------------   ----------------------        -----------------
                                         [Signature]               [City, State]                 [Date]
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Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  77 Data Records

Form 13F Information Table Value Total:  $1,583,015
                                         (thousands)

List of Other Included Managers:  N/A


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                    FORM 13F INFORMATION TABLE

COLUMN 1              COLUMN 2     COLUMN 3       COLUMN 4              COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
                                                                                           INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS  CUSIP       VALUE (X$1000)       SHRS OR   SH/PRN  PUT/  DISCRETION MANAGER   SOLE   SHARED  NONE
                                                                   PRM AMT           CALL
APPLE INC             COM        037833100          51,587            77,311    SH            SOLE              77,311
TRANSDIGM GROUP INC   COM        893641100          50,642           356,962    SH            SOLE             356,962
AMGEN INC             COM        031162100          50,538           599,360    SH            SOLE             599,360
QUALCOMM INC          COM        747525103          49,746           796,066    SH            SOLE             796,066
ROPER INDS INC NEW    COM        776696106          48,730           443,444    SH            SOLE             443,444
MICROSOFT CORP        COM        594918104          44,896         1,507,590    SH            SOLE           1,507,590
MCKESSON CORP         COM        58155Q103          44,757           520,243    SH            SOLE             520,243
MATTEL INC            COM        577081102          41,170         1,160,384    SH            SOLE           1,160,384
POLARIS INDS INC      COM        731068102          38,969           481,867    SH            SOLE             481,867
ABBOTT LABS           COM        002824100          37,466           546,475    SH            SOLE             546,475
DISCOVER FINL SVCS    COM        254709108          37,355           940,230    SH            SOLE             940,230
WRIGHT EXPRESS CORP   COM        98233Q105          35,665           511,553    SH            SOLE             511,553
AETNA INC NEW         COM        00817Y108          35,543           897,546    SH            SOLE             897,546
UNITED THERAPEUTICS   COM        91307C102          34,079           609,863    SH            SOLE             609,863
CORP
CHEVRON CORP NEW      COM        166764100          34,050           292,125    SH            SOLE             292,125
CF INDS HLDGS INC     COM        125269100          33,177           149,284    SH            SOLE             149,284
CELGEN CORP           COM        151020104          30,272           396,230    SH            SOLE             396,230
WESTERN DIGITAL CORP  COM        958102105          29,699           766,833    SH            SOLE             766,833
OIL STS INTL INC      COM        678026105          28,984           364,759    SH            SOLE             364,759
CAPITAL ONE FINL CORP COM        14040H105          28,579           501,300    SH            SOLE             501,300
AGCO CORP             COM        001084102          27,988           589,470    SH            SOLE             589,470
SYNOPSYS INC          COM        871607107          27,287           826,368    SH            SOLE             826,368
DIRECTV               COM        25490A309          25,884           493,396    SH            SOLE             493,396
US BANCORP DEL        COM NEW    902973304          24,943           727,215    SH            SOLE             727,215
INTEL CORP            COM        458140100          24,566         1,083,135    SH            SOLE           1,083,135
NETEASE INC           SPONSORED  64110W102          22,886           407,661    SH            SOLE             407,661
SEAGATE TECHNOLOGY    SHS        G7945M107          22,706           732,460    SH            SOLE             732,460
BIOGEN IDEC INC       COM        09062X103          22,613           151,529    SH            SOLE             151,529
TORCHMARK CORP        COM        891027104          22,578           439,688    SH            SOLE             439,688
AFLAC INC             COM        001055102          22,251           464,730    SH            SOLE             464,730
CISCO SYS INC         COM        17275R102          22,026         1,153,800    SH            SOLE           1,153,800
HUBBELL INC           COM        443510201          21,796           269,958    SH            SOLE             269,958
AUTOZONE INC          COM        053332102          21,426            57,960    SH            SOLE              57,960
COPART INC            COM        217204106          21,322           768,932    SH            SOLE             768,932
MADDEN STEVEN LTD     COM        556269108          18,621           425,916    SH            SOLE             425,916
ALLIANCE DATA SYSTEMS COM        018581108          18,559           130,745    SH            SOLE             130,745
NORDSON CORP          COM        655663102          18,494           315,484    SH            SOLE             315,484
COINSTAR INC          COM        19259P300          18,300           406,839    SH            SOLE             406,839
WESTERN REFNG INC     COM        959319104          18,204           695,351    SH            SOLE             695,351
TAIWAN SEMICONDUCTOR  SPONSORED  874039100          17,402         1,099,990    SH            SOLE           1,099,990
MFG LTD               ADR
EXXON MOBIL CORP      COM        30231G102          16,781           183,500    SH            SOLE             183,500
DOVER CORP            COM        260003108          16,446           276,458    SH            SOLE             276,458
AMETEK INC NEW        COM        031100100          15,191           428,512    SH            SOLE             428,512
PROSPECT CAPITAL      COM        74348T102          14,431         1,252,719    SH            SOLE           1,252,179
CORPORATION
HOLLYFRONTIER CORP    COM        436106108          14,041           340,214    SH            SOLE             340,214
HELMERICH & PAYNE INC COM        423452101          13,516           283,888    SH            SOLE             283,888
VALUECLICK INC        COM        92046N102          13,260           771,383    SH            SOLE             771,383
WELLS FARGO & CO NEW  COM        949746101          13,052           378,000    SH            SOLE             378,000
MIDDLEBY CORP         COM        596278101          12,836           110,997    SH            SOLE             110,997
AVNET INC             COM        053807103          12,150           417,660    SH            SOLE             417,660
JABIL CIRCUIT INC     COM        466313103          11,603           619,803    SH            SOLE             619,803
TELEDYNE TECHNOLOGIES COM        879360105          11,129           175,560    SH            SOLE             175,560
INC
MEDICINES CO          COM        584688105          10,850           420,362    SH            SOLE             420,362
CVB FINL CORP         COM        126600105          10,609           888,560    SH            SOLE             888,560
LILLY ELI & CO        COM        532457108          10,422           219,827    SH            SOLE             219,827
TETRA TECH INC NEW    COM        88162G103          10,419           396,767    SH            SOLE             396,767
APPLIED INDL          COM        03820C105          10,007           241,547    SH            SOLE             241,547
TECHNOLOGIES IN
PFIZER INC            COM        717081103           9,940           400,000    SH            SOLE             400,000
MASTERCARD INC        CL A       57636Q104           9,933            22,000    SH            SOLE              22,000
NU SKIN ENTERPRISES   CL A       67018T105           9,354           240,900    SH            SOLE             240,900
INC
ENERSYS               COM        29275Y102           9,296           263,411    SH            SOLE             263,411
MENTOR GRAPHICS CORP  COM        587200106           9,192           593,815    SH            SOLE             593,815
JP MORGAN CHASE & CO  COM        46625H100           9,068           224,000    SH            SOLE             224,000
TECH DATA CORP        COM        878237106           9,014           198,990    SH            SOLE             198,990
DELUXE CORP           COM        248019101           8,996           294,357    SH            SOLE             294,357
SYNNEX CORP           COM        87162W100           8,794           269,930    SH            SOLE             269,930
ILLINOIS TOOL WKS INC COM        452308109           8,683           146,000    SH            SOLE             146,000
UNITEDHEALTH GROUP    COM        91324P102           7,924           143,000    SH            SOLE             143,000
INC
3M CO                 COM        88579Y101           6,562            71,000    SH            SOLE              71,000
EMC CORP MASS         COM        268648102           6,531           239,500    SH            SOLE             239,500
NEWS CORP             CL A       65248E104           6,034           246,000    SH            SOLE             246,000
COMMERCE BANCSHARES   COM        200525103           5,767           143,000    SH            SOLE             143,000
INC
ORACLE CORP           COM        68389X105           3,999           127,000    SH            SOLE             127,000
TATA MTRS LTD         SPONSORED  876568502           3,785           147,400    SH            SOLE             147,400
                      ADR
COPA HOLDINGS SA      CL A       P31076105           3,730            45,896    SH            SOLE              45,896
DISH NETWORK CORP     CL A       25470M109           3,367           110,000    SH            SOLE             110,000
CNH GLOBAL N V        SHS NEW    N20935206             547            14,100    SH            SOLE              14,100
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